FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments
As of September 30, 2022 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Senior Secured Loans—First Lien—81.8%
ANCILE Solutions, Inc.	(e)(r)	Software & Services	L+700, 3.0% PIK (3.0% Max PIK)	1.0%	6/11/26	$35,329	$35,329	$35,903
Arrow Purchaser Inc.	(e)	Retailing	L+675	1.0%	4/15/26	14,983	14,948	14,309
Ascena Retail Group, Inc.	(e)(i)(p)	Retailing	L+450	0.8%	8/21/22	35,525	12,121	93
Belk, Inc.	(e)(i)(p)	Retailing	5.0%, 8.0% PIK (8.0% Max PIK)		7/31/25	4,610	2,603	850
BridgeBio Pharma, Inc.	(r)	Pharmaceuticals, Biotechnology & Life Sciences	6.0%, 3.0% PIK (3.0% Max PIK)		11/17/26	20,460	20,201	17,595
BusPatrol LLC	(r)	Commercial & Professional Services	L+1450 PIK (16.0% Max PIK)	1.5%	9/24/24	28,314	27,354	26,651
BusPatrol LLC	(g)(r)	Commercial & Professional Services	L+1450 PIK (16.0% Max PIK)	1.5%	9/24/24	762	762	717
CCS-CMGC Holdings, Inc.	(e)	Health Care Equipment & Services	L+550	0.0%	10/1/25	24,121	23,815	22,407
Chinos Intermediate 2, LLC	(e)	Retailing	L+800	1.0%	9/10/27	28,728	29,149	27,579
CITGO Petroleum Corp.	(e)	Energy	L+625	1.0%	3/28/24	33,723	33,607	33,815
CPC Acquisition Corp.	(e)(f)	Materials	L+375	0.8%	12/29/27	3,990	3,331	3,130
Cresco Labs, LLC	(e)	Pharmaceuticals, Biotechnology & Life Sciences	9.5%		8/12/26	51,000	49,608	50,873
Drive Assurance Corp.	(r)	Insurance	S+1000	1.0%	5/23/28	11,725	11,642	11,725
Drive Assurance Corp.	(g)(r)	Insurance	S+1000	1.0%	5/23/28	5,775	5,775	5,775
ECL Entertainment, LLC	(e)	Consumer Services	L+750	0.8%	5/1/28	12,838	12,729	12,741
First Brands Group, LLC	(e)	Automobiles & Components	S+500	1.0%	3/30/27	24,625	23,272	23,757
GSM Midco, LLC	(r)	Consumer Services	L+725	1.0%	3/25/27	38,000	37,474	37,288
HCH Holdco, Inc.	(r)	Health Care Equipment & Services	S+825	1.0%	4/13/27	33,575	32,637	33,449
LifeScan Global Corp.	(e)	Health Care Equipment & Services	L+600	0.0%	10/1/24	60,142	57,469	48,940
Lucky Bucks, LLC	(e)(f)	Consumer Services	L+550	0.8%	7/30/27	17,542	15,150	13,332
Maverick Gaming, LLC	(e)	Consumer Services	L+750	1.0%	9/3/26	15,345	15,091	13,964
Medify Air, LLC	(r)	Capital Goods	L+1050	1.0%	12/1/26	55,542	55,542	54,778
MLN US HoldCo LLC	(e)	Technology Hardware & Equipment	L+450	0.0%	11/30/25	2,837	2,432	1,786
Monitronics International, Inc.	(e)	Commercial & Professional Services	L+750	1.3%	3/29/24	63,538	60,307	42,634
Monitronics International, Inc.	(e)	Commercial & Professional Services	L+600	1.5%	7/3/24	29,876	29,891	28,830
Mountaineer Merger Corp.	(e)	Retailing	L+700	0.8%	10/22/28	14,813	14,412	12,350
Nelson Global Products, Inc.	(e)(r)	Automobiles & Components	L+1025	1.3%	9/23/26	43,592	40,467	43,265
Nelson Global Products, Inc.	(g)(r)	Automobiles & Components	L+1025	1.3%	9/23/26	6,482	6,482	6,433
Neovia Logistics, LP	(r)	Transportation	L+ 850 PIK (L+ 850 Max PIK)		2/7/24	5,648	5,648	5,648
Neovia Logistics, LP	(e)	Transportation	L+650	0.0%	5/8/24	35,000	34,588	31,850
New SK HoldCo Sub LLC	(e)	Consumer Services	S+675	0.8%	6/30/27	28,502	26,299	25,937

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2022 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)		Amortized Cost	Fair Value(d)
One Call Corp.	(e)	Health Care Equipment & Services	L+550	0.8%	4/22/27		$41,556	$39,661	$30,959
Powerhouse Intermediate, LLC	(r)	Commercial & Professional Services	L+1025	1.0%	1/12/27		39,400	37,810	38,514
Propulsion Acquisition, LLC	(e)(r)	Capital Goods	L+700	1.0%	7/13/24		37,288	36,983	37,335
Pyxus Holdings Inc.	(e)	Food, Beverage & Tobacco	L+800	1.5%	2/24/25		20,211	19,890	18,072
Quorum Health Corp.	(e)	Health Care Equipment & Services	L+825	1.0%	4/29/25		30,532	30,171	21,020
Retail Services WIS Corp.	(e)	Commercial & Professional Services	L+775	1.0%	5/20/25		14,510	14,229	14,220
S&S Holdings LLC	(e)	Consumer Durables & Apparel	L+500	0.5%	3/11/28		22,125	21,582	21,406
Salt Creek Aggregator HoldCo, LLC	(e)(r)	Energy	8.0% PIK (8.0% Max PIK)		7/12/26		17,370	17,513	17,370
Staples Canada, ULC	(e)(r)	Retailing	C+700	1.0%	9/12/24	C$	22,554	17,604	16,276
Sungard AS New Holdings III, LLC	(r)(s)	Software & Services	L+100, 8.5% PIK (8.5% Max PIK)		10/10/22		$4,684	4,684	4,684
Sungard AS New Holdings III, LLC	(g)(r)(s)	Software & Services	L+100, 8.5% PIK (8.5% Max PIK)		10/10/22		1,795	1,795	1,795
Sungard AS New Holdings III, LLC	(i)(p)(r)(s)	Software & Services	S+375, 3.8% PIK (3.8% Max PIK)	1.0%	7/1/24		6,221	6,308	468
SuperRego, LLC	(r)	Consumer Services	7.5%, 7.5% PIK (7.5% Max PIK)		7/30/26		16,182	15,893	14,685
Syncapay, Inc.	(e)	Software & Services	L+650	1.0%	12/10/27		31,068	30,028	30,058
TCFIII Owl Finance LLC	(r)	Capital Goods	12.0% PIK (12.0% Max PIK)		1/30/27		47,731	46,885	44,748
Thryv, Inc.	(e)	Media & Entertainment	L+850	1.0%	3/1/26		11,512	11,254	11,196
United Gaming LLC	(e)(r)	Consumer Services	L+900		6/9/25		45,211	44,867	44,194
United Gaming LLC	(g)(r)	Consumer Services	L+900		6/9/25		2,678	2,678	2,618
US Renal Care, Inc.	(e)	Health Care Equipment & Services	L+550	1.0%	6/26/26		14,687	14,229	10,673
US Renal Care, Inc.	(e)	Health Care Equipment & Services	L+500	0.0%	6/26/26		31,598	27,781	22,963
Total Senior Secured Loans—First Lien								1,181,980	1,091,658
Unfunded Loan Commitments								(17,492)	(17,492)
Net Senior Secured Loans—First Lien								1,164,488	1,074,166

Senior Secured Loans—Second Lien—15.3%
Astro One Acquisition Corp.	(e)	Consumer Durables & Apparel	L+850	0.8%	9/15/28		10,000	8,881	8,468
Aveanna Healthcare LLC	(e)	Health Care Equipment & Services	L+700	0.5%	12/10/29		20,000	19,814	14,800
Eversana Life Sciences Services, LLC	(e)	Health Care Equipment & Services	L+800	0.5%	12/17/29		7,000	6,902	6,370
First Brands Group, LLC	(e)	Automobiles & Components	L+850	1.0%	3/30/28		20,000	19,664	19,250
Infinite Bidco LLC	(e)	Capital Goods	L+700	0.5%	3/2/29		10,000	9,958	9,475
LaserShip, Inc.	(e)	Transportation	L+750	0.8%	5/7/29		27,272	27,111	21,272
MLN US HoldCo LLC	(e)	Technology Hardware & Equipment	L+875	0.0%	11/30/26		14,396	13,381	5,989
New Giving Acquisition, Inc.	(r)	Health Care Equipment & Services	12.5%		2/19/28		45,000	44,086	43,425

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2022 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
NGS US Finco, LLC	(e)	Energy	L+850	1.0%	8/21/26	$30,000	$29,728	$28,050
S&S Holdings LLC	(e)	Consumer Durables & Apparel	L+875	0.5%	3/9/29	5,000	5,012	4,800
Salt Creek Aggregator HoldCo, LLC	(e)(i)(p)(r)	Energy			7/12/27	23,486	18,450	19,610
Salt Creek Aggregator HoldCo, LLC	(e)(i)(p)(r)	Energy			7/12/27	3,701	1,996	2,641
Sungard AS New Holdings III, LLC	(i)(p)(r)(s)	Software & Services	S+400, 2.8% PIK (2.8% Max PIK)	1.0%	8/1/24	15,246	14,729	—
TruGreen, LP	(e)	Commercial & Professional Services	L+850	0.8%	11/2/28	10,000	9,834	9,000
Women's Care Investments, Inc.	(e)	Health Care Equipment & Services	L+825	0.8%	1/12/29	8,000	7,864	7,490
Total Senior Secured Loans—Second Lien							237,410	200,640

Senior Secured Bonds—24.4%
Carnival Corp.	(n)(o)	Consumer Services	10.5%		2/1/26	7,500	7,698	7,431
Carnival Corp.	(n)(o)	Consumer Services	9.9%		8/1/27	10,000	10,000	9,818
CSI Compressco LP	(e)(n)(o)	Energy	7.3%, 3.5% PIK (3.5% Max PIK)		4/1/26	18,567	10,493	16,240
CSI Compressco LP	(n)(o)	Energy	7.5%		4/1/25	8,711	7,751	7,610
CSVC Acquisition Corp.	(e)(n)(o)	Commercial & Professional Services	7.8%		6/15/25	41,897	36,410	29,118
Diebold, Inc.	(n)(o)	Technology Hardware & Equipment	9.4%		7/15/25	18,500	16,542	14,105
Digicel International Finance Ltd.	(e)(n)(o)	Telecommunication Services	8.8%		5/25/24	35,000	34,747	32,093
GPS Hospitality Holding Co LLC	(n)(o)	Consumer Services	7.0%		8/15/28	5,300	3,429	3,346
Guitar Center, Inc.	(e)(n)	Retailing	8.5%		1/15/26	37,000	37,182	32,816
INNOVATE Corp.	(e)(n)(o)	Capital Goods	8.5%		2/1/26	15,000	15,000	11,025
JW Aluminum Co.	(e)(n)(o)	Materials	10.3%		6/1/26	43,500	44,071	44,651
LHS, LLC	(r)	Capital Goods	12.0% PIK (12.0% Max PIK)		2/26/27	31,569	31,181	27,741
Medicine Man Technologies, Inc.	(r)	Pharmaceuticals, Biotechnology & Life Sciences	9.0%, 4.0% PIK (4.0% Max PIK)		12/3/26	15,495	15,229	14,546
Navios Logistics Finance, Inc.	(n)(o)	Transportation	10.8%		7/1/25	25,000	25,000	23,162
Stonegate Pub Company Ltd.	(o)	Consumer Services	8.3%		7/31/25	£15,438	19,931	15,100
StoneMor Inc.	(e)(n)(o)	Consumer Services	8.5%		5/15/29	$5,482	5,482	4,636
TKC Holdings, Inc.	(n)(o)	Food & Staples Retailing	6.9%		5/15/28	10,000	10,000	8,097
Trulieve Cannabis Corp.	(o)	Pharmaceuticals, Biotechnology & Life Sciences	8.0%		10/6/26	20,000	20,000	18,339
Total Senior Secured Bonds							350,146	319,874

Subordinated Debt—7.3%
Acrisure LLC	(f)(n)(o)	Insurance	10.1%		8/1/26	31,000	30,893	29,874
Advisor Group Holdings, Inc.	(e)(n)(o)	Diversified Financials	10.8%		8/1/27	20,200	19,242	19,821
Cleanview Sponsor, LLC	(i)(r)	Diversified Financials			12/31/22	125	125	125

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2022 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
EQ Health Sponsor Group, LLC	(r)(s)	Diversified Financials	13.0%		1/28/23	$50	$50	$50
Freedom Mortgage Corp.	(n)(o)	Diversified Financials	7.6%		5/1/26	8,000	8,000	5,989
Home Point Capital Inc.	(n)(o)	Banks	5.0%		2/1/26	27,483	22,749	17,247
Redwood Trust Inc.	(o)	Diversified Financials	4.8%		8/15/23	11,900	11,661	11,751
TKC Holdings, Inc.	(n)(o)	Food & Staples Retailing	10.5%		5/15/29	15,000	15,000	11,502
Total Subordinated Debt							107,720	96,359

Asset Based Finance—10.2%
BCP Great Lakes II - Series A Holdings LP	(r)(t)	Diversified Financials			7/31/30	38,650	38,000	38,009
BCP Great Lakes II - Series A Holdings LP	(g)(r)(t)	Diversified Financials			7/31/30	1,350	1,350	1,327
Bridge Street CLO I Ltd., Subordinated Notes	(m)(n)(r)(s)	Diversified Financials	17.0%		1/20/34	28,200	24,320	24,724
Bridge Street CLO II Ltd., Subordinated Notes	(m)(n)(r)(s)	Diversified Financials	16.6%		7/20/34	28,560	25,180	25,522
Bridge Street Warehouse CLO III Ltd.	(r)(s)(u)	Diversified Financials	9.2%		9/10/23	35,000	38,516	38,516
Deutsche Bank AG Frankfurt (CRAFT 2017-1), Credit Linked Note	(e)(n)(r)	Diversified Financials	1.4%		10/20/26	8,060	7,883	6,953
Total Asset Based Finance							135,249	135,051
Unfunded Commitments							(1,350)	(1,350)
Net Asset Based Finance							133,899	133,701

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Shares/Units	Cost	Fair Value(d)
Equity/Other—9.8%
Belk, Inc., Common Equity	(e)(i)	Retailing			579	15	6
BusPatrol LLC, Warrants, 12/31/31	(i)(r)	Commercial & Professional Services			6,408	1,314	1,433
Carnelian Point Holdings LP, Warrants, 6/30/27, Strike $10	(e)(i)	Consumer Services			30,146	30	30
Chinos Holdings, Inc., Common Equity	(i)	Retailing			878,252	9,892	8,610
Chinos Holdings, Inc., Warrants	(i)	Retailing			412,738	1,447	1,324
Copper Property CTL Pass Through Trust, Common Equity	(i)	Retailing			159,498	2,632	2,153
Drive Assurance Corp., Preferred Stock	(r)	Insurance	10.0% PIK (10.0% Max PIK)		942	942	942
Drive Assurance Corp., Common Stock	(i)(r)	Insurance			18,760	19	1
EQ Health Sponsor Group, LLC, Common Equity	(i)(r)(s)	Diversified Financials			766,055	5	820
EQ Health Sponsor Group, LLC, Warrants, 2/2/28, Strike: $11.50	(i)(r)(s)	Diversified Financials			900,000	900	81
Ginkgo Bioworks Holdings, Inc., Warrants, 8/1/26	(i)	Pharmaceuticals, Biotechnology & Life Sciences			2,000	—	1
Guitar Center, Inc., Preferred Equity	(e)(r)	Retailing	15.0%		6,463	6,463	6,463

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2022 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Shares/Units	Cost	Fair Value(d)
Nelson Global Products, Inc., Series A Preferred Stock	(i)(r)	Automobiles & Components			1,268	$1,268	$443
Nelson Global Products, Inc., Common Stock	(i)(r)	Automobiles & Components			43,998	1,231	—
New Giving Acquisition, Inc, Common Stock	(i)(r)	Health Care Equipment & Services			188,561	330	330
New Giving Acquisition, Inc. Warrants, 8/19/29, Strike $0.01	(i)(r)	Health Care Equipment & Services			16,667	29	29
Penn Foster Inc., Preferred Equity, 11/17/28	(e)(r)	Consumer Services	L+975	1.0%	59,395	58,428	58,207
Penney Borrower, LLC, Earnouts	(i)	Retailing			21,267	170	138
Planet Labs PBC, Warrants, 12/6/26, Strike: $11.50	(i)	Diversified Financials			5,000	—	6
RDV Resources Oil & Gas, Inc., Common Equity	(i)(r)	Energy			457,704	5,109	2,536
Ridgeback Resources Inc., Common Equity	(i)(r)	Energy			1,960,162	10,960	8,302
Rosecliff Acquisition Corp, Warrants, 12/31/27, Strike: $11.50	(i)	Diversified Financials			33,333	—	2
SCM EPIC, LLC, Common Equity	(i)(q)(r)(t)	Energy			34,800	35,861	31,609
SCM Topco, LLC, Series B Preferred Equity, 7/13/28	(i)(p)(q)(r)	Energy			27,398	2,449	4,435
SCM Topco, LLC, Series C Common Equity	(i)(q)(r)	Energy			196	—	—
SCM Topco, LLC, Warrants, 7/10/28, Strike: $75,000	(i)(q)(r)	Energy			1	—	—
Selecta Group B.V., Contingent Value Notes	(h)(i)(r)	Retailing			6,632	3	—
Selecta Group B.V., Warrants	(h)(i)(r)	Retailing			98	2	—
Sungard AS New Holdings, LLC, Common Equity	(i)(r)(s)	Software & Services			272,014	19,011	—
SuperRego, LLC, Warrants, 7/30/28, Strike: $0.01	(i)(r)	Consumer Services			139,285	56	—
Total Equity/Other						158,566	127,901
TOTAL INVESTMENTS—148.8%						$2,152,229	1,952,641
Credit Facilities Payable—(25.5)%							(335,000)
Term Preferred Shares, at Liquidation Value, Net—(30.3)%							(397,582)
Other Assets in Excess of Liabilities—7.0%	(j)						92,449
NET ASSETS—100.0%							$1,312,508
Shares Outstanding							198,317,183
Net Asset Value per Common Share at End of Period							$6.62
_________________
C$ – Canadian Dollar.
£ – British Pound.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2022 (in thousands, except share amounts)

Investments Sold Short			Number of Shares	Proceeds	Fair Value(d)
Portfolio Company(a)	Footnotes	Industry
Investments Sold Short—(3.7)%
Invesco Senior Loan ETF, Common Equity	(i)	Diversified Financials	(2,400,000)	$(51,401)	$(48,456)
Total				$(51,401)	$(48,456)

Forward Foreign Currency Exchange Contracts	Contract Settlement Date	Currency to be Received	Value	Currency to be Delivered	Value	Unrealized Appreciation (Depreciation)
Counterparty
JPMorgan Chase Bank, N.A.	10/12/22	USD	27,446	CAD	36,000	$1,271
JPMorgan Chase Bank, N.A.	10/12/22	USD	3,395	EUR	3,400	67
JPMorgan Chase Bank, N.A.	10/12/22	USD	16,081	GBP	14,000	495
Total						$1,833
_________________
CAD – Canadian Dollar.
EUR – Euro.
GBP – British Pound.
USD – U.S. Dollar.

Credit Default Swaps on Corporate Issues—Buy Protection
Reference Entity	Counterparty	Implied Credit Spread at September 30, 2022(k)	Industry	Fixed Deal Pay Rate	Periodic Payment Frequency	Maturity	Notional(l)	Fair Value(d)	Unamortized Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
United Rentals North America, Inc.	Barclays Bank PLC	1.5%	Capital Goods	5.0%	Quarterly	12/20/24	$(2,000)	$149	$144	$5
United Rentals North America, Inc.	Credit Suisse International	1.5%	Capital Goods	5.0%	Quarterly	12/20/24	$(5,000)	373	359	14
United Rentals North America, Inc.	JPMorgan Chase Bank, N.A.	1.5%	Capital Goods	5.0%	Quarterly	12/20/24	$(3,000)	223	215	8
Total								$745	$718	$27
_________________

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)
Certain variable rate securities in the FS Credit Opportunities Corp. (the “Fund”) portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of September 30, 2022, the three-month London Interbank Offered Rate, or LIBOR, or L, was 3.75%, the Term Secured Overnight Financing Rate, or Term SOFR, or S, was 3.59%, the Canadian Dollar Offer Rate, or CDOR, or C was 4.20% and the U.S. Prime Lending Rate, or Prime, or P, was 6.25%. PIK means paid-in-kind. PIK income accruals may be adjusted based on the fair value of the underlying investment. Variable rate securities with no floor rate use the respective benchmark rate in all cases.

(c)	Denominated in U.S. dollars, unless otherwise noted.
(d)	Fair value is determined by the Fund’s investment adviser, FS Global Advisor, LLC which has been designated by the Fund’s Board as its valuation designee. The Fund’s current Valuation Policy complies with SEC Rule 2a-5, Good Faith Determinations of Fair Value, and addresses the valuation of investments, fair value hierarchy levels and other significant valuation-related procedures, reporting and recordkeeping.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2022 (in thousands, except share amounts)

(e)	Security or portion thereof held by Blair Funding LLC (“Blair Funding”), a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Blair Funding’s credit facility with Barclays Bank PLC, as administrative agent and Wells Fargo Bank, National Association, as collateral agent.
(f)	Position or portion thereof unsettled as of September 30, 2022.
(g)	Security is an unfunded loan commitment.
(h)	Security or portion thereof held by FS Global Credit Opportunities (Luxembourg) S.à r.l., a wholly-owned subsidiary of the Fund.
(i)	Security is non-income producing.
(j)	Includes the effect of investments sold short, forward foreign currency exchange contracts and swap contracts.
(k)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required in connection with the entrance into the agreement. Wider credit spreads generally represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring, as defined under the terms of the applicable agreement.
(l)	The maximum potential amount the Fund could receive/pay as a buyer/seller of credit protection if a credit event occurs, as defined under the terms of the applicable agreement.
(m)	Securities of collateralized loan obligations (“CLOs”) where an affiliate of the Fund’s investment adviser serves as collateral manager and administrator. The fair value of the investment is inclusive of the present value of future senior management fee and subordinated management fee cash flows from the collateral manager and administrator of the CLOs to the Fund.
(n)
Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $385,780, which represents approximately 29.39% of net assets as of September 30, 2022.

(o)
Security or portion thereof held by Bucks Funding, a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Bucks Funding’s prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. (“BNP PBIL”). Securities held by Bucks Funding may be rehypothecated from time to time as permitted by Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to the terms and conditions governing Bucks Funding’s prime brokerage facility with BNP PBIL. As of September 30, 2022, eleven securities with a total fair value of $117,666 were rehypothecated by BNP PBIL. The Fund earned $2 of income from rehypothecated securities during the nine months ended September 30, 2022.

(p)	Security was on non-accrual status as of September 30, 2022.
(q)	Security held within FS Global Investments, Inc., a wholly-owned subsidiary of the Fund.
(r)	Security is classified as Level 3 in the Fund’s fair value hierarchy.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2022 (in thousands, except share amounts)

(s)
Under the Investment Company Act of 1940, as amended, the Fund generally is deemed to be an “affiliated person” of a portfolio company if it owns 5% or more of the portfolio company’s voting securities and generally is deemed to “control” a portfolio company if it owns more than 25% of the portfolio company’s voting securities or it has the power to exercise control over the management or policies of such portfolio company. As of September 30, 2022, the Fund held investments in portfolio companies of which it is deemed to be an “affiliated person” but is not deemed to “control.” The following table presents certain information with respect to investments in portfolio companies of which the Fund was deemed to be an affiliated person as of September 30, 2022:

Portfolio Company	Fair Value at December 31, 2021	Gross Additions(1)	Gross Reductions(2)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value at September 30, 2022	Interest Income(3)	PIK Income(3)	Fee Income(3)
Senior Secured Loans—First Lien
Fairway Group Acquisition Co.	$—	$—	$—	$(4,193)	$4,193	$—	$—	$—	$—
Fairway Group Acquisition Co.	538	—	—	(7,872)	7,334	—	—	—	—
Sungard AS New Holdings III, LLC(4)	—	4,684	—	—	—	4,684	15	232	319
Sungard AS New Holdings III, LLC	6,298	76	—	—	(5,906)	468	32	98	—
Sungard AS New Holdings III, LLC	—	2,586	(2,586)	—	—	—	—	139	133
Senior Secured Loans—Second Lien
Fairway Group Acquisition Co.	—	—	—	(3,679)	3,679	—	—	—	—
Sungard AS New Holdings III, LLC	8,488	—	(195)	—	(8,293)	—	—	—	—
Subordinated Debt
EQ Health Sponsor Group, Promissory Note	—	250	(200)	—	—	50	3	—	—
Asset Based Finance
Bridge Street CLO I Ltd., Subordinated Notes	26,103	1,725	(2,332)	—	(772)	24,724	2,748	—	—
Bridge Street CLO II Ltd., Subordinated Notes	28,338	332	(1,290)	—	(1,858)	25,522	4,325	—	—
Bridge Street Warehouse CLO III Ltd.	25,297	13,219	—	—	—	38,516	—	3,220	—
Equity/Other
EQ Health Sponsor Group, LLC, Common Equity	973	—	—	—	(153)	820	—	—	—
EQ Health Sponsor Group, LLC, Warrants	450	—	—	—	(369)	81	—	—	—
Fairway Group Holdings Corp., Common Equity	—	—	—	(2,458)	2,458	—	—	—	—
Sungard AS New Holdings, LLC, Common Equity	—	—	—	—	—	—	—	—	—
Total	$96,485	$22,872	$(6,603)	$(18,202)	$313	$94,865	$7,123	$3,689	$452
_________________
(1)Gross additions include increases in the cost basis of investments resulting from new portfolio investments, PIK interest, the amortization of unearned income, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company into this category from a different category.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2022 (in thousands, except share amounts)
(2)Gross reductions include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company out of this category into a different category.
(3)Interest, PIK and fee income are presented for the full nine months ended September 30, 2022.
(4)Security includes a partially unfunded commitment with amortized cost of $1,795 and fair value of $1,795.

(t)
Under the Investment Company Act of 1940, as amended, the Fund generally is deemed to “control” a portfolio company if it owns more than 25% of the portfolio company’s voting securities or it has the power to exercise control over the management or policies of such portfolio company. As of September 30, 2022, the Fund held investments in portfolio companies of which it is deemed to be an “affiliated person” and deemed to “control.” The following table presents certain information with respect to investments in portfolio companies of which the Fund was deemed to be an affiliated person and deemed to control as of September 30, 2022:

Portfolio Company	Fair Value at December 31, 2021	Gross Additions(1)	Gross Reductions(2)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value at September 30, 2022	Interest Income(3)
Asset Based Finance
BCP Great Lakes Fund LP	$37,763	$1,666	$(37,986)	$(1,024)	$(419)	$—	$2,562
BCP Great Lakes II - Series A Holdings LP(4)	—	38,000	—	—	9	38,009	14
Equity/Other
SCM EPIC, LLC, Common Equity	39,718	—	—	—	(8,109)	31,609	—
Total	$77,481	$39,666	$(37,986)	$(1,024)	$(8,519)	$69,618	$2,576
_________________
(1)Gross additions include increases in the cost basis of investments resulting from new portfolio investments, PIK interest, the amortization of unearned income, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company into this category from a different category.
(2)Gross reductions include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company out of this category into a different category.
(3)Interest income presented for the full nine months ended September 30, 2022.
(4)Security includes a partially unfunded commitment with amortized cost of $1,350 and fair value of $1,327.

(u)	Security of collateralized loan obligations where an affiliate of the Fund’s investment adviser serves as collateral manager and administrator.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Notes to Unaudited Consolidated Schedule of Investments
As of September 30, 2022 (in thousands)
Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the fiscal year ended December 31, 2021 and its unaudited consolidated financial statements contained in its semi-annual report for the semi-annual period ended June 30, 2022..

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of September 30, 2022:

	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Senior Secured Loans—First Lien	$1,164,488	$1,074,166	55%
Senior Secured Loans—Second Lien	237,410	200,640	10%
Senior Secured Bonds	350,146	319,874	17%
Subordinated Debt	107,720	96,359	5%
Asset Based Finance	133,899	133,701	7%
Equity/Other	158,566	127,901	6%
Total	$2,152,229	$1,952,641	100%
Investments Sold Short	$(51,401)	$(48,456)
__________________________
(1)    Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of a portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.
As of September 30, 2022, the Fund held investments in five portfolio companies of which it is deemed to be an “affiliated person” but is not deemed to “control,” and held investments in two portfolio companies of which it is deemed to “control.” For additional information with respect to such portfolio companies, see footnotes (s) and (t) to the unaudited consolidated schedule of investments as of September 30, 2022 included herein.
The Fund’s investment portfolio may contain loans that are in the form of lines of credit or revolving credit facilities, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying loan agreements. As of September 30, 2022, the Fund had five senior secured loan investments with aggregate unfunded commitments of $17,492 and one asset based finance investment with an unfunded commitment of $1,350. The Fund maintains sufficient cash on hand and/or available borrowings to fund such unfunded commitments should the need arise.
The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of September 30, 2022:

Industry Classification	Fair Value	Percentage of Portfolio
Automobiles & Components	$86,666	4%
Banks	17,247	1%
Capital Goods	185,102	10%
Commercial & Professional Services	190,355	10%
Consumer Durables & Apparel	34,674	2%
Consumer Services	260,649	13%
Diversified Financials	172,346	9%
Energy	172,218	9%
Food & Staples Retailing	19,599	1%
Food, Beverage & Tobacco	18,072	1%
Health Care Equipment & Services	262,855	13%
Insurance	42,542	2%
Materials	47,781	2%
Media & Entertainment	11,196	1%
Pharmaceuticals, Biotechnology & Life Sciences	101,354	5%
Retailing	122,967	6%
Software & Services	71,113	4%
Technology Hardware & Equipment	21,880	1%
Telecommunication Services	32,093	2%
Transportation	81,932	4%
Total	$1,952,641	100%

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes valuation techniques that maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:
Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.
Level 3: Inputs that are unobservable for an asset or liability.
A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
As of September 30, 2022, the Fund’s investments and derivatives were categorized as follows in the fair value hierarchy:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans—First Lien	$—	$589,744	$484,422	$1,074,166
Senior Secured Loans—Second Lien	—	134,964	65,676	200,640
Senior Secured Bonds	—	277,587	42,287	319,874
Subordinated Debt	—	96,184	175	96,359
Asset Based Finance	—	—	133,701	133,701
Equity/Other	9	12,261	115,631	127,901
Total Investments	9	1,110,740	841,892	1,952,641
Forward Foreign Currency Exchange Contracts	—	1,833	—	1,833
Total Assets	$9	$1,112,573	$841,892	$1,954,474

Liability Description	Level 1	Level 2	Level 3	Total
Investments Sold Short	$48,456	$—	$—	$48,456
Credit Default Swaps—Buy Protection	—	745	—	745
Total Liabilities	$48,456	$745	$—	$49,201
The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value for the nine months ended September 30, 2022:

	Senior Secured Loans—First Lien	Senior Secured Loans—Second Lien	Senior Secured Bonds	Subordinated Debt	Asset Based Finance	Equity/Other	Total
Fair value at beginning of period	$415,471	$31,626	$43,096	$125	$132,823	$127,563	$750,704
Accretion of discount (amortization of premium)	1,884	20	97	—	(20)	91	2,072
Net realized gain (loss)	(11,893)	(3,679)	—	(452)	(1,024)	(3,385)	(20,433)
Net change in unrealized appreciation (depreciation)	(2,902)	(6,162)	(4,874)	452	(3,097)	(14,346)	(30,929)
Purchases	218,890	44,099	—	249	15,923	5,109	284,270
Paid-in-kind interest	14,523	—	3,968	—	(297)	3,425	21,619
Sales and repayments	(151,551)	(228)	—	(199)	(10,607)	(2,826)	(165,411)
Fair value at end of period	$484,422	$65,676	$42,287	$175	$133,701	$115,631	$841,892
The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$(13,125)	$(9,841)	$(4,874)	$—	$(2,678)	$(16,400)	$(46,918)